Stockholders' Deficit (Details 2) - Warrant [Member] - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Warrants Outstanding, Exercise price, Minimum	$ 0.20	$ 0.35
Warrants Outstanding, Exercise price, Maximum	$ 0.40	$ 0.40
Warrants Outstanding, Number Outstanding	34,457,024	15,541,666	10,750,000	2,470,000
Warrants Outstanding, Weighted Average Remaining Contractual Life (in years)	3 years 11 months 19 days	3 years 9 months
Warrants Outstanding, Weighted Average Exercise Price	$ 0.27	$ 0.36	$ 0.35	$ 0.35
Warrants Exercisable , Number Exercisable	34,457,024	14,958,333	10,750,000
Warrants Exercisable, Weighted Average Exercise Price	$ 0.27	$ 0.36	$ 0.35